Precious Metals Delivery and Purchase Agreement (Details) - Schedule of Deferred Revenue and Metals Contract Liability - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Deferred Revenue And Metals Contract Liability Abstract
Advances received, April 3, 2019		$ 25,000
Recognition of revenue		(6,777)
Deferred revenue		18,223
Deferred transaction costs		(332)
Accretion on significant financing component		1,902
Net deferred revenue		19,793
Interest and financing expense		332
Loss on metals contract liability		20,780
Net metals contract liability	$ 30,989	$ 40,905
Delivery of metals produced	(3,278)
Delivery of metals purchased	(7,436)
Revaluation of metals contract liability	798
Current portion	11,324
Non-current portion	19,665
Total	$ 30,989